Long-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Investments [Line Items]
Long-term investments	$ 0	$ 1,000
Long-term Investments
Schedule of Investments [Line Items]
Asset Impairment Charges	1,000
Proceeds from long-term investments	$ 0	$ 0	$ 0
Common shares held	125,000	125,000
Long-term investments	$ 1,000	$ 1,000